Document And Entity Information (USD $)	12 Months Ended
	May 25, 2014	Nov. 22, 2013
Document And Entity Information Abstract
Entity Registrant Name	DARDEN RESTAURANTS INC
Entity Central Index Key	0000940944
Current Fiscal Year End Date	--05-25
Entity Filer Category	Large Accelerated Filer
Document Type	10-K
Document Period End Date	May 25, 2014
Document Fiscal Year Focus	2014
Document Fiscal Period Focus	FY
Amendment Flag	false
Entity Common Stock, Shares Outstanding	132,314,493
Entity Well Known Seasoned Issuer	Yes
Entity Current Reporting Status	Yes
Entity Voluntary Filer	No
Public Float		$ 6,900,308,000